UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of September 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 70.38%
Allergan, Inc.	$450,000	2.80%	3/15/2023	$447,274
American Museum of Natural History	300,000	2.73%	7/15/2022	300,479
Amgen, Inc.	400,000	2.65%	5/11/2022	403,549
Anheuser-Busch Inbev Financial Corp.	400,000	3.30%	2/1/2023	415,169
Aon Corp.	250,000	8.21%	1/1/2027	328,125
AT&T, Inc.	500,000	3.95%	1/15/2025	515,172
Bank of America Corp.	500,000	6.30%	3/10/2026	566,250
Best Buy Co., Inc.	475,000	5.50%	3/15/2021	514,416
Biogen, Inc.	400,000	3.63%	9/15/2022	420,035
CA, Inc.	250,000	4.70%	3/15/2027	262,430
Celgene Corp.	400,000	3.25%	8/15/2022	413,124
Citigroup, Inc.	1,000,000	6.25%	8/15/2026	1,126,250
Coach, Inc.	500,000	4.25%	4/1/2025	515,929
Discovery Communications	250,000	3.80%	3/13/2024	257,211
HSBC Holdings, Inc.	750,000	4.25%	3/14/2024	784,737
Ingram Micro, Inc.	400,000	5.00%	8/10/2022	404,127
International Paper Co.	250,000	3.80%	1/15/2026	257,131
Janus Capital Group, Inc.	500,000	4.88%	8/1/2025	538,791
Juniper Networks, Inc.	500,000	4.35%	6/15/2025	523,908
Key Bank N.A.	500,000	3.40%	5/20/2026	498,139
Kraft Heinz Food Co.	400,000	3.50%	6/6/2022	414,135
Kroger Co.	200,000	3.70%	8/1/2027	197,808
L Brands, Inc.	250,000	6.63%	4/1/2021	276,094
LAM Research Corp.	395,000	2.80%	6/15/2021	401,195
Leucadia National Corp.	200,000	5.50%	10/18/2023	214,330
Marathon Oil Corp.	550,000	3.85%	6/1/2025	548,909
Micron Technology, Inc.	150,000	5.50%	2/1/2025	160,500
Morgan Stanley	500,000	6.25%	8/9/2026	601,191
Newell Brands, Inc.	200,000	5.00%	11/15/2023	213,298
Nordstrom, Inc.	350,000	4.75%	5/1/2020	363,031
Pitney-Bowes, Inc.	200,000	3.63%	10/1/2021	196,830
Princeton University	250,000	2.61%	3/29/2018	242,967
RPM International, Inc.	250,000	3.75%	3/15/2027	253,692
Seagate Technology	250,000	4.75%	6/1/2023	253,375
Stryker Corp.	359,000	3.38%	4/15/2026	368,023
Target Corp.	500,000	2.50%	7/1/2026	479,474
The Gap, Inc.	250,000	5.95%	4/12/2021	271,352
Valero Energy Corp.	502,000	3.65%	3/15/2025	515,530
Walgreen's Boots Alliance	500,000	3.45%	6/1/2026	497,749
Wells Fargo & Company	1,000,000	5.90%	6/15/2024	1,096,250
Western Digital Corp.	412,000	10.50%	4/1/2024	483,585

Total Corporate Bonds (Cost $17,623,147)				17,541,564

U.S. TREASURY BILLS - 4.00%
U.S. Treasury Bill	500,000	0.00%	12/28/2017	497,106
U.S. Treasury Bill	500,000	0.00%	3/15/2025	498,783

Total U.S. Treasury Bills (Cost $995,973)				995,889
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - 6.37%
Kentucky St. Property & Buildings	$340,000	2.56%	5/1/2021	$337,933
New Brunswick Packaging Corp.	215,000	8.42%	9/1/2040	254,014
NYC Transitional Future Tax	325,000	4.91%	11/1/2024	368,771
Pennsylvania St. Build America Bonds	300,000	5.45%	2/15/2030	352,731
Sacramento Public Financing Authority	265,000	3.79%	4/1/2022	274,161

Total Municipal Bonds (Cost $1,607,095)				1,587,610

Total Value of Investments (Cost $20,226,215) - 80.75%				$20,125,063

Other Assets Less Liabilities - 19.25%				4,798,422

Net Assets - 100%				$24,923,485

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$21,384
Aggregate gross unrealized depreciation				(122,536)

Net unrealized depreciation				$(101,152)

Summary of Investments	% of Net
	Assets	Value
Corporate Bonds	70.38%	$17,541,564
U.S. Treasury Bills	4.00%	995,889
Municipal Bonds	6.37%	1,587,610
Other Assets Less Liabilities	19.25%	4,798,422
Total	100.00%	$24,923,485

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$17,541,564	$17,541,564	$-	$-
U.S. Treasury Bills	995,889	-	995,889	-
Municipal Bonds	1,587,610	1,587,610	-	-
Total Assets	$20,125,063	$19,129,174	$995,889	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Spinnaker ETF Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 30, 2017	Katherine M. Honey President and Principal Executive Officer Spinnaker ETF Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 30, 2017	Katherine M. Honey President and Principal Executive Officer Spinnaker ETF Trust

By: (Signature and Title)	/s/ Ashley E. Harris
Date: November 30, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Spinnaker ETF Trust